6. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2018
Notes
6. EXPLORATION AND EVALUATION ASSETS

6.         EXPLORATION AND EVALUATION ASSETS

Morrison claims, Canada	2018	2017	2016

Balance, beginning of year	$ 24,821,100	$ 24,585,706	$ 24,332,871

Exploration and evaluation costs
Additions
Assays	7,000	-	-
Supplies and general	-	-	1,200
Staking and recording	369	4,031	3,505
Environmental
Assays	-	-	-
Geological and geophysical	-	-	47,555
Sub-contracts and labour	8,720	30,029	42,371
Supplies and general	-	7,878	-
Travel	842	5,586	1,817
Metallurgical
Assays	-	184	703
Scoping/Feasibility study
Geological and geophysical	-	86,643	-
Sub-contracts and labour	18,088	45,043	59,684
Sub-contracts and labour - related parties	8,000	56,000	96,000

Total Exploration and evaluation costs for the year	$ 43,019	$ 235,394	$ 252,835

Balance, end of year	$ 24,864,119	$ 24,821,100	$ 24,585,706